Prepaid Assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Assets [Abstract]
Schedule of prepaid assets
	As of March 31,	As of March 31,
	2022	2021
Prepayments for advertising or marketing	$5,485,325	$4,909,840
Prepayment of celebrity endorsement fee	141,774	228,265
Total	$5,627,099	$5,138,105